Client funds on deposit and client funds payable - Summary of Client Funds on Deposit and Client Funds Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Client Funds On Deposit And Client Funds Payable [Abstract]
Client Funds On Deposit	$ 13,288	$ 13,848
Other receivables from clients	5,416	3,207
Client Funds on Deposit And Other Receivables	18,704	17,055
Loans and advances to customers	$ 18,704	$ 17,055